UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  12/31/12


Check here if Amendment 	    [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Kitzinger Lautmann Capital Management Inc.

Address:  330 E Kilbourn Avenue
	  Suite 1180
          Milwaukee WI  53202



Form 13F File Number:



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Tracey S. Campbell

Title:  Operations Manager

Phone:  414.765.1295



Signature, Place, and Date of Signing:



/Tracey S. Campbell/                  Milwaukee, WI          02/13/2013

-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  254258

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      Com              00206R102      298     8843 SH       Sole                                       8843
Agnico-Eagle Mines Ltd.        Com              008474108      525    10000 SH       Sole                                      10000
Allegheny Technologies Inc.    Com              01741r102     5826   191900 SH       Sole                                     191900
Anadarko Petroleum Corp.       Com              032511107      341     4594 SH       Sole                                       4594
Anthracite Capital Inc.        Com              037023108        0    29770 SH       Sole                                      29770
Apple Computer Inc.            Com              037833100      651     1224 SH       Sole                                       1224
Arrow Electronics Inc.         Com              042735100    13193   346452 SH       Sole                                     346452
Associated Banc Corp.          Com              045487105      347    26440 SH       Sole                                      26440
Baker Hughes Inc.              Com              057224107    15916   389644 SH       Sole                                     389644
Bank of America                Com              060505104    12910  1111943 SH       Sole                                    1111943
Berkley W R Corp.              Com              084423102     1206    31968 SH       Sole                                      31968
Charles Schwab Corp.           Com              808513105      486    33825 SH       Sole                                      33825
Cisco Systems                  Com              17275r102    11513   585910 SH       Sole                                     585910
Coastal South Bankshares       Com              190545103       18    11850 SH       Sole                                      11850
Colgate-Palmolive Co.          Com              194162103      230     2200 SH       Sole                                       2200
Cumulus Media Inc.             Com              231082108       29    10850 SH       Sole                                      10850
Eli Lilly & Co.                Com              532457108      326     6600 SH       Sole                                       6600
Emerson Electric Co.           Com              291011104      375     7088 SH       Sole                                       7088
Exxon Mobil Corp.              Com              30231g102     1813    20944 SH       Sole                                      20944
Fastenal Company               Com              311900104      597    12800 SH       Sole                                      12800
Finish Line                    Com              317923100     4752   251025 SH       Sole                                     251025
Fiserv Inc.                    Com              337738108      474     6000 SH       Sole                                       6000
General Electric Co.           Com              369604103    15542   740467 SH       Sole                                     740467
GoldenTree Offshore Cl C Exemp Com              2071622        517      212 SH       Sole                                        212
Goldentree Offshore C 5 F      Com              207620         509      447 SH       Sole                                        447
Hanesbrands Inc.               Com              410345102    11140   311000 SH       Sole                                     311000
IBM                            Com              459200101      846     4419 SH       Sole                                       4419
Intel Corp.                    Com              458140100     6201   300707 SH       Sole                                     300707
Interpublic Group Companies    Com              460690100    10580   960031 SH       Sole                                     960031
J P Morgan Chase               Com              46625H100      525    11941 SH       Sole                                      11941
Johnson & Johnson              Com              478160104      629     8978 SH       Sole                                       8978
Johnson Controls Inc.          Com              478366107    18161   592158 SH       Sole                                     592158
Journal Comm. CL'A             Com              481130102      261    48200 SH       Sole                                      48200
Kimberly-Clark Corporation     Com              494368103      326     3861 SH       Sole                                       3861
Kohls Corp.                    Com              500255104      536    12469 SH       Sole                                      12469
MGIC Investment Corp.          Com              552848103      576   216712 SH       Sole                                     216712
McDonalds Corp.                Com              580135101      831     9422 SH       Sole                                       9422
Merck & Company                Com              58933y105      279     6813 SH       Sole                                       6813
Metlife Inc.                   Com              59156R108    12950   393124 SH       Sole                                     393124
Microsoft Corp.                Com              594918104      383    14351 SH       Sole                                      14351
Modine Manufacturing Co.       Com              607828100     9251  1137825 SH       Sole                                    1137825
Molex Inc. Cl'A                Com              608554200     3840   172065 SH       Sole                                     172065
Options Media Group            Com              684008105        0    20000 SH       Sole                                      20000
Orion Energy System Inc.       Com              686275108       67    40240 SH       Sole                                      40240
Owens-Illinois Inc.            Com              690768403    13064   614175 SH       Sole                                     614175
Patterson UTI Energy           Com              703481101    10050   539450 SH       Sole                                     539450
Pentair Ltd.                   Com              709631105      213     4340 SH       Sole                                       4340
Pfizer Inc.                    Com              717081103      638    25442 SH       Sole                                      25442
Procter & Gamble Co.           Com              742718109      430     6331 SH       Sole                                       6331
Protide Pharmaceutical         Com              74371a103        0    10000 SH       Sole                                      10000
Range Resources Corp.          Com              75281a109     5172    82325 SH       Sole                                      82325
Schlumberger Ltd.              Com              806857108      683     9852 SH       Sole                                       9852
Sealed Air Corp.               Com              81211k100    16463   940203 SH       Sole                                     940203
Smart Balance Inc.             Com              83169y108      284    22000 SH       Sole                                      22000
Snap-on Inc.                   Com              833034101      355     4499 SH       Sole                                       4499
Staples Inc.                   Com              855030102      210    18400 SH       Sole                                      18400
Sysco Corp.                    Com              871829107     7175   226624 SH       Sole                                     226624
Time Warner Inc.               Com              887317303     9597   200656 SH       Sole                                     200656
US Bancorp                     Com              902973304     4914   153860 SH       Sole                                     153860
Union Pacific Corp.            Com              907818108     1257    10000 SH       Sole                                      10000
Vodafone Group PLC             Com              92857w209      211     8369 SH       Sole                                       8369
Walgreen Co.                   Com              931422109      296     8000 SH       Sole                                       8000
Wells Fargo & Co.              Com              949746101     9969   291663 SH       Sole                                     291663
Willis Group Holdings          Com              G96666105     7500   223675 SH       Sole                                     223675